Income Taxes - Schedule of Components of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Components of Deferred Tax Assets and Liabilities [Abstract]
Net operating loss carry forward	$ 6,352,698	$ 4,600,017
Research and development expenses	141,183	225,098
Provision for warranty	2,837	2,837
Provision for vacation and convalescence	25,328	24,463
Issuance costs	(45,468)	(45,468)
Gross deferred tax assets	6,476,578	4,806,947
Less - valuation allowance	(6,476,578)	(4,806,947)
Net deferred tax assets